GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Brazil – 4.6%
87,600	AES Tiete Energia SA (Utilities)*	$ 254,577
14,200	Afya Ltd. Class A (Consumer Services)*	371,330
319,400	B2W Cia Digital (Retailing)*	7,305,750
2,295,700	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	27,918,683
1,102,500	BB Seguridade Participacoes SA (Insurance)	5,881,775
138,500	Cia Paranaense de Energia (Preference) (Utilities)*,(a)	1,762,397
1,492,300	Duratex SA (Materials)*	4,605,732
34,900	Lojas Americanas SA (Retailing)*	205,993
917,700	Lojas Americanas SA (Preference) (Retailing)*,(a)	5,998,902
4,190,928	Petrobras Distribuidora SA (Retailing)	18,236,970
1,193,200	Sao Martinho SA (Food, Beverage & Tobacco)*	4,897,185
88,700	YDUQS Participacoes SA (Consumer Services)	576,251

		78,015,545

China – 41.0%
2,708,000	Agricultural Bank of China Ltd. Class H (Banks)	961,198
547,400	Alibaba Group Holding Ltd. ADR (Retailing)*	137,408,348
47,500	Anhui Conch Cement Co. Ltd. Class A (Materials)	418,087
540,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	4,083,560
48,700	Baidu, Inc. ADR (Media & Entertainment)*	5,814,780
26,525,000	Bank of Communications Co. Ltd. Class H (Banks)	14,723,670
129,927	Bank of Ningbo Co. Ltd. Class A (Banks)	538,931
288,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	294,092
98,000	China Aoyuan Group Ltd. (Real Estate)	123,587
19,300	China Biologic Products Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,052,555
3,896,000	China Communications Services Corp. Ltd. Class H (Capital Goods)	2,525,686
40,133,000	China Construction Bank Corp. Class H (Banks)	29,262,199
3,949,400	China Everbright Bank Co. Ltd. Class A (Banks)	2,139,178
214,000	China Kepei Education Group Ltd. (Consumer Services)	164,298
3,409,000	China Lesso Group Holdings Ltd. (Capital Goods)	6,595,406

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,621,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 12,896,496
1,246,000	China Meidong Auto Holdings Ltd. (Retailing)	3,482,457
354,122	China Merchants Bank Co. Ltd. Class A (Banks)	1,764,861
2,259,600	China Minsheng Banking Corp. Ltd. Class A (Banks)	1,793,415
10,095,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	6,358,343
7,000	China Mobile Ltd. (Telecommunication Services)	47,783
1,026,000	China National Building Material Co. Ltd. Class H (Materials)	1,593,363
2,588,000	China Resources Cement Holdings Ltd. (Materials)	3,543,215
1,708,000	China Yongda Automobiles Services Holdings Ltd. (Retailing)	1,762,285
1,860,000	China Yuhua Education Corp. Ltd. (Consumer Services)(b)	1,798,006
4,178,895	Chinese Universe Publishing and Media Group Co. Ltd. Class A (Media & Entertainment)	7,587,283
2,652,000	CNOOC Ltd. (Energy)	2,799,187
130,400	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	3,924,653
520,396	CSC Financial Co. Ltd. Class A (Diversified Financials)	3,624,634
2,831,855	East Money Information Co. Ltd. Class A (Diversified Financials)	10,813,433
104,073	G-bits Network Technology Xiamen Co. Ltd. Class A (Media & Entertainment)	9,244,555
431,000	GF Securities Co. Ltd. Class H (Diversified Financials)	517,220
314,700	Guangzhou Wondfo Biotech Co. Ltd. Class A (Health Care Equipment & Services)	4,403,013
284,250	Hithink RoyalFlush Information Network Co. Ltd. Class A (Diversified Financials)	5,824,397
54,800	Hongfa Technology Co. Ltd. Class A (Capital Goods)	330,403
39,115,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	22,919,105
412,900	JD.com, Inc. ADR (Retailing)*	26,338,891
2,288,284	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (Health Care Equipment & Services)	12,058,612
585,437	Jinyu Bio-Technology Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	2,449,266

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,183,500	KWG Group Holdings Ltd. (Real Estate)*	$ 11,029,218
2,424,000	Logan Group Co. Ltd. (Real Estate)	4,200,831
303,200	Meituan Dianping Class B (Retailing)*	7,503,138
72,300	NetEase, Inc. ADR (Media & Entertainment)	33,143,766
222,100	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	31,138,420
2,498,000	People’s Insurance Co. Group of China Ltd. (The) Class H (Insurance)	812,750
536,489	Perfect World Co. Ltd. Class A (Media & Entertainment)	2,950,922
17,066,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	13,486,251
2,644,000	Powerlong Real Estate Holdings Ltd. (Real Estate)	1,615,764
724,500	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)*	2,836,750
92,308	Shandong Buchang Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	379,227
1,727,075	Shandong Gold Mining Co. Ltd. Class A (Materials)	10,770,161
2,796,450	Shandong Gold Mining Co. Ltd. Class H (Materials)(b)	8,868,757
1,381,100	Shenwan Hongyuan Group Co. Ltd. Class A (Diversified Financials)*	1,153,845
772,500	Shenzhen International Holdings Ltd. (Transportation)	1,260,676
2,157,500	Sinotruk Hong Kong Ltd. (Capital Goods)	6,732,813
168,300	Suofeiya Home Collection Co. Ltd. Class A (Consumer Durables & Apparel)	553,700
258,800	TAL Education Group ADR (Consumer Services)*	20,230,396
1,692,400	Tencent Holdings Ltd. (Media & Entertainment)	116,095,621
2,744,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	5,115,360
1,246,200	Vipshop Holdings Ltd. ADR (Retailing)*	28,375,974
1,229,739	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A (Media & Entertainment)	8,039,014
562,000	Yanzhou Coal Mining Co. Ltd. Class A (Energy)	741,033

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,101,800	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)(c)	$ 4,665,219
845,000	Zhongsheng Group Holdings Ltd. (Retailing)	5,223,595
955,500	Zijin Mining Group Co. Ltd. Class A (Materials)	808,725
22,732,000	Zijin Mining Group Co. Ltd. Class H (Materials)	14,290,724
67,700	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A (Capital Goods)	80,165

		697,083,266

Colombia – 0.0%
58,574	Ecopetrol SA ADR (Energy)	681,801

Greece – 0.0%
17,585	Terna Energy SA (Utilities)	230,799

Hungary – 0.0%
9,434	Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	218,278

India – 8.5%
569,311	Adani Ports & Special Economic Zone Ltd. (Transportation)	2,391,474
5,893	Atul Ltd. (Materials)	398,314
1,056,250	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,383,318
143,195	Bajaj Auto Ltd. (Automobiles & Components)	5,744,205
56,341	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,998,508
584,870	Cipla Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,623,020
12,990	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)(b)	328,471
283,361	Dr Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	17,228,349
5,257	Godfrey Phillips India Ltd. (Food, Beverage & Tobacco)	64,377
612,678	Gujarat State Petronet Ltd. (Utilities)	1,674,255
1,308,212	HCL Technologies Ltd. (Software & Services)	12,299,558
26,984	HDFC Bank Ltd. ADR (Banks)*	1,261,502
88,767	Hero MotoCorp Ltd. (Automobiles & Components)	3,161,801
255,735	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	4,449,764

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
311,705	ICICI Securities Ltd. (Diversified Financials)(b)	$ 1,891,086
169,410	Indian Energy Exchange Ltd. (Diversified Financials)(b)	405,528
1,248,885	Infosys Ltd. ADR (Software & Services)	16,048,172
13,443	Mahanagar Gas Ltd. (Utilities)	174,989
41,000	Nestle India Ltd. (Food, Beverage & Tobacco)	9,030,509
1,734,492	Petronet LNG Ltd. (Energy)	5,740,276
7,792,222	REC Ltd. (Diversified Financials)	10,411,582
342,165	Reliance Industries Ltd. (Energy)	9,462,775
1,030,715	Tata Chemicals Ltd. (Materials)	4,215,231
232,904	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,294,766
1,441,309	Torrent Power Ltd. (Utilities)	6,265,289
39,400	WNS Holdings Ltd. ADR (Software & Services)*	2,520,024

		143,467,143

Indonesia – 2.9%
45,468,500	Adaro Energy Tbk. PT (Energy)	3,400,951
5,620,400	Bank Central Asia Tbk. PT (Banks)	12,038,744
12,518,300	Bank Mandiri Persero Tbk. PT (Banks)	4,975,399
98,077,300	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	21,303,886
20,620,800	Bukit Asam Tbk. PT (Energy)	2,883,594
3,007,800	Indofood CBP Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	1,895,548
6,307,400	Indofood Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	2,795,517

		49,293,639

Mexico – 0.9%
50,715	America Movil SAB de CV Class L ADR (Telecommunication Services)	641,038
637,385	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	1,286,512
116,326	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	1,365,021
6,406,716	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	10,484,502
731,020	Orbia Advance Corp. SAB de CV (Materials)	1,157,544
91,000	Qualitas Controladora SAB de CV (Insurance)	367,639

		15,302,256

Shares	Description	Value

Common Stocks – (continued)
Peru – 1.2%
469,400	Southern Copper Corp. (Materials)	$ 20,517,474

Philippines – 0.1%
114,300	First Gen Corp. (Utilities)	62,845
40,250	Globe Telecom, Inc. (Telecommunication Services)	1,689,159

		1,752,004

Poland – 1.3%
1,521	11 bit studios SA (Media & Entertainment)*	203,041
206,341	Asseco Poland SA (Software & Services)	3,533,130
168,643	CD Projekt SA (Media & Entertainment)*	18,095,291
45,374	Powszechny Zaklad Ubezpieczen SA (Insurance)	327,081

		22,158,543

Qatar – 0.1%
899,394	Commercial Bank PSQC (The) (Banks)	1,017,321
45,413	Masraf Al Rayan QSC (Banks)	49,317
251,429	Qatar National Bank QPSC (Banks)	1,252,051

		2,318,689

Russia – 3.3%
178,027	LUKOIL PJSC ADR (Energy)	12,189,509
1,081,720	MMC Norilsk Nickel PJSC ADR (Materials)	28,524,956
465,990	Mobile TeleSystems PJSC ADR (Telecommunication Services)	4,128,672
6,345,080	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	11,409,529

		56,252,666

Saudi Arabia – 0.5%
20,371	Abdullah Al Othaim Markets Co. (Food & Staples Retailing)	650,698
1,507,028	Riyad Bank (Banks)	6,807,028
28,768	Savola Group (The) (Food, Beverage & Tobacco)	355,611

		7,813,337

South Africa – 3.4%
303,101	Anglo American Platinum Ltd. (Materials)(c)	23,267,003
2,991,850	FirstRand Ltd. (Diversified Financials)	6,814,119
219,604	Investec Ltd. (Diversified Financials)	429,893
21,950	Kumba Iron Ore Ltd. (Materials)	709,817
69,257	Liberty Holdings Ltd. (Insurance)	280,578
143,079	Naspers Ltd. Class N (Retailing)	26,033,402
32,514	Remgro Ltd. (Diversified Financials)	175,320

		57,710,132

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 12.0%
38,902	Celltrion, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 9,697,910
28,304	Chongkundang Holdings Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	2,942,795
12,616	CJ Logistics Corp. (Transportation)*	1,622,919
50,204	Com2uSCorp (Media & Entertainment)	5,083,198
48,195	Coway Co. Ltd. (Consumer Durables & Apparel)	3,106,965
160,055	Daou Data Corp. (Diversified Financials)	1,964,222
324,832	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,384,282
4,804	DB Insurance Co. Ltd. (Insurance)	190,003
42,262	DongKook Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,211,217
34,929	Hanmi Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	349,610
1,903	Hansol Chemical Co. Ltd. (Materials)	242,166
8,914	Hite Jinro Co. Ltd. (Food, Beverage & Tobacco)	311,799
47,158	Huons Global Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,286,170
19,562	Interojo Co. Ltd. (Health Care Equipment & Services)	368,955
6,868	i-SENS, Inc. (Health Care Equipment & Services)	165,063
12,200	Kakao Corp. (Media & Entertainment)	3,539,410
3,639	Kginicis Co. Ltd. (Software & Services)	72,623
190,815	Kia Motors Corp. (Automobiles & Components)	6,494,655
4,848	KIWOOM Securities Co. Ltd. (Diversified Financials)	391,520
27,240	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	3,150,492
8,404	LG Electronics, Inc. (Consumer Durables & Apparel)	499,742
112,351	MegaStudyEdu Co. Ltd. (Consumer Services)	3,206,002
92,375	Mirae Asset Daewoo Co. Ltd. (Diversified Financials)	613,365
140,271	NAVER Corp. (Media & Entertainment)	35,636,104
4,617	NCSoft Corp. (Media & Entertainment)	3,146,007
34,290	Neowiz (Media & Entertainment)*	816,767

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
143,402	Posco International Corp. (Capital Goods)	$ 1,671,862
1,611,175	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	78,744,333
236,387	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	9,873,367
2,189	SK Gas Ltd. (Energy)	158,313
78,585	Soulbrain Holdings Co. Ltd. (Materials)(d)	6,325,585
77,797	Suheung Co. Ltd. (Health Care Equipment & Services)	3,842,119
99,386	UniTest, Inc. (Semiconductors & Semiconductor Equipment)	1,261,015
48,942	Value Added Technology Co. Ltd. (Health Care Equipment & Services)	978,781
133,201	Wonik Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)*	554,847

		202,904,183

Taiwan – 15.9%
66,000	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	1,350,324
2,395,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	2,864,606
2,482,000	Cheng Loong Corp. (Materials)	1,966,727
1,295,000	Chicony Power Technology Co. Ltd. (Capital Goods)	2,991,064
3,398,000	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,698,444
916,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	2,607,971
817,000	Fubon Financial Holding Co. Ltd. (Insurance)	1,163,560
722,000	Great Wall Enterprise Co. Ltd. (Food, Beverage & Tobacco)	1,136,802
33,000	Hotai Motor Co. Ltd. (Retailing)	754,740
329,000	International Games System Co. Ltd. (Media & Entertainment)	8,429,027
4,113,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,978,565
85,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	223,796
3,354,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	5,674,265
24,000	Lotes Co. Ltd. (Technology Hardware & Equipment)	368,720
175,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	7,617,678

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
614,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	$ 7,833,521
21,000	Silicon Motion Technology Corp. ADR (Semiconductors & Semiconductor Equipment)	868,770
873,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	9,703,374
92,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	307,136
908,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	4,659,747
197,000	Soft-World International Corp. (Media & Entertainment)	679,898
721,000	Standard Foods Corp. (Food, Beverage & Tobacco)	1,508,359
4,860,000	Synnex Technology International Corp. (Technology Hardware & Equipment)	7,259,430
103,000	Systex Corp. (Software & Services)	284,968
265,000	TaiDoc Technology Corp. (Health Care Equipment & Services)*	2,283,239
1,641,400	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	129,490,046
357,000	Taiwan Surface Mounting Technology Corp. (Semiconductors & Semiconductor Equipment)	1,642,143
1,701,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	1,581,043
217,000	Thinking Electronic Industrial Co. Ltd. (Technology Hardware & Equipment)	720,662
855,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,387,246
2,289,000	Tripod Technology Corp. (Technology Hardware & Equipment)	9,936,229
782,000	United Integrated Services Co. Ltd. (Capital Goods)	5,487,730
16,358,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	12,404,195
12,096,000	Wistron Corp. (Technology Hardware & Equipment)	14,172,786
3,682,000	Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)	8,667,026
1,123,000	YungShin Global Holding Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,752,118

		270,455,955

Shares	Description	Value

Common Stocks – (continued)
Thailand – 0.9%
325,100	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	$ 352,283
4,968,700	Com7 PCL Class F (Retailing)	6,098,937
3,560,700	Gunkul Engineering PCL (Capital Goods)	306,564
666,000	PTT Exploration & Production PCL (Energy)	1,951,965
269,800	SPCG PCL (Utilities)	160,405
6,297,500	Thanachart Capital PCL (Banks)	7,036,266

		15,906,420

Turkey – 0.7%
1,156,190	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	11,803,966

United Arab Emirates – 0.1%
457,936	Emirates NBD Bank PJSC (Banks)	1,110,593

TOTAL COMMON STOCKS (Cost $1,286,549,248)		$1,654,996,689

Units	Description	Expiration Month	Value

Rights* – 0.0%
Brazil – 0.0%
21,172	B2W Cia Digital (Retailing)	08/2020	$ 28,410

Taiwan – 0.0%
30,639	Simplo Technology Co. Ltd.(d) (Technology Hardware & Equipment)		—

TOTAL RIGHTS (Cost $–)			$ 28,410

Shares	Dividend Rate	Value

Investment Company(e) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,614,487	0.130%	$ 4,614,487
(Cost $4,614,487)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,291,163,735)		$1,659,639,586

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,225,200	0.130%	$ 19,225,200
(Cost $19,225,200)

TOTAL INVESTMENTS – 98.8% (Cost $1,310,388,935)		$1,678,864,786

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		19,595,996

NET ASSETS – 100.0%		$1,698,460,782

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	476	09/18/2020	$25,449,340	$1,934,632

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Australia – 9.7%
321,125	ASX Ltd. (Diversified Financials)	$ 18,920,885
3,238,408	Aurizon Holdings Ltd. (Transportation)	10,327,118
4,636,589	Beach Energy Ltd. (Energy)	4,646,765
151,273	BHP Group Ltd. (Materials)	3,982,845
1,126,806	BHP Group plc (Materials)	24,365,408
2,262,663	Brambles Ltd. (Commercial & Professional Services)	17,469,511
25,113	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,884,547
2,458,257	Evolution Mining Ltd. (Materials)	10,501,697
1,881,318	Fortescue Metals Group Ltd. (Materials)	23,417,162
322,517	Genworth Mortgage Insurance Australia Ltd. (Banks)	390,160
1,317,651	Goodman Group (REIT)	16,020,792
599,255	IGO Ltd. (Materials)	1,972,470
78,326	Magellan Financial Group Ltd. (Diversified Financials)	3,402,896
21,487	Pro Medicus Ltd. (Health Care Equipment & Services)	367,248
1,675,527	Regis Resources Ltd. (Materials)	6,827,425
281,191	Rio Tinto Ltd. (Materials)	20,579,992
464,825	Rio Tinto plc ADR (Materials)	28,372,918
3,805,054	Santos Ltd. (Energy)	14,213,055
102,719	Sonic Healthcare Ltd. (Health Care Equipment & Services)	2,351,711
687,769	Wesfarmers Ltd. (Retailing)	22,866,783
108,757	Woodside Petroleum Ltd. (Energy)	1,547,192

		237,428,580

Austria – 0.2%
142,628	OMV AG (Energy)*	4,504,454

Belgium – 0.6%
47,899	bpost SA (Transportation)	311,556
9,435	D’ieteren SA/NV (Retailing)	509,323
77,197	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	14,337,071

		15,157,950

Cambodia – 0.1%
1,370,000	NagaCorp Ltd. (Consumer Services)	1,464,424

China – 0.7%
217,300	ENN Energy Holdings Ltd. (Utilities)	2,634,058
6,650,000	Fosun International Ltd. (Capital Goods)	7,582,799
3,762,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	7,013,115
659,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	715,056

		17,945,028

Shares	Description	Value

Common Stocks – (continued)
Denmark – 1.7%
12,190	Carlsberg A/S Class B (Food, Beverage & Tobacco)	$ 1,800,336
475,096	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	31,172,282
72,022	Vestas Wind Systems A/S (Capital Goods)	9,232,137

		42,204,755

Finland – 0.6%
270,027	Kesko OYJ Class B (Food & Staples Retailing)	5,725,657
284,418	Valmet OYJ (Capital Goods)	7,968,347

		13,694,004

France – 7.2%
11,022	Amundi SA (Diversified Financials)*(a)	838,580
114,264	BNP Paribas SA (Banks)*	4,609,840
444,951	Bouygues SA (Capital Goods)	15,718,591
137,652	Capgemini SE (Software & Services)	17,852,682
4,644	Christian Dior SE (Consumer Durables & Apparel)	1,912,252
1,015,271	Credit Agricole SA (Banks)*	9,772,749
55,293	Eiffage SA (Capital Goods)*	4,832,216
29,946	Faurecia SE (Automobiles & Components)*	1,156,447
30,892	Gecina SA (REIT)	4,007,378
5,595	Hermes International (Consumer Durables & Apparel)	4,536,087
285,638	Legrand SA (Capital Goods)	22,096,460
787,609	Rexel SA (Capital Goods)*	9,347,860
91,470	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	9,604,080
47,554	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	14,874,037
292,628	Schneider Electric SE (Capital Goods)	33,553,757
322,227	Societe Generale SA (Banks)*	4,960,786
41,588	Teleperformance (Commercial & Professional Services)	12,171,360
49,759	Valeo SA (Automobiles & Components)	1,276,935
55,038	Vivendi SA (Media & Entertainment)	1,460,511

		174,582,608

Germany – 7.5%
133,466	Allianz SE (Registered) (Insurance)	27,690,756
69,992	Aurubis AG (Materials)	4,667,977
16,918	Bechtle AG (Software & Services)	3,292,623
145,849	Deutsche Boerse AG (Diversified Financials)	26,536,330
699,631	Deutsche Post AG (Registered) (Transportation)	28,398,154

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,139,146	Deutsche Telekom AG (Registered) (Telecommunication Services)	$ 19,017,756
10,258	DWS Group GmbH & Co. KGaA (Diversified Financials)*(a)	384,675
53,640	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,170,688
143,349	HelloFresh SE (Retailing)*	7,804,615
191,462	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	18,825,471
12,200	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	1,566,153
57,251	Nemetschek SE (Software & Services)	4,196,834
62,805	Porsche Automobil Holding SE (Preference) (Automobiles & Components)*,(b)	3,554,949
488,653	Schaeffler AG (Preference) (Automobiles & Components)(b)	3,564,969
181,879	Scout24 AG (Media & Entertainment)(a)	15,633,859
75,677	Siltronic AG (Semiconductors & Semiconductor Equipment)	6,904,003
97,575	Software AG (Software & Services)	4,551,564
3,922	zooplus AG (Retailing)*	674,508

		183,435,884

Hong Kong – 1.8%
2,106,400	AIA Group Ltd. (Insurance)	18,993,290
289,500	CLP Holdings Ltd. (Utilities)	2,737,425
432,200	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	20,578,406
18,100	Jardine Matheson Holdings Ltd. (Capital Goods)	740,241
4,466	Link REIT (REIT)	34,652
1,204,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	1,766,448

		44,850,462

Ireland – 0.1%
57,682	Smurfit Kappa Group plc (Materials)	1,948,677

Israel – 0.2%
256,249	Plus500 Ltd. (Diversified Financials)	3,972,070

Italy – 3.8%
112,163	Anima Holding SpA (Diversified Financials)(a)	506,048
351,374	Azimut Holding SpA (Diversified Financials)	6,694,154
121,194	Banca Generali SpA (Diversified Financials)	3,625,648
2,636,103	Enel SpA (Utilities)	24,148,087

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
98,290	Ferrari NV (Automobiles & Components)	$ 17,575,689
12,138,912	Intesa Sanpaolo SpA (Banks)*	24,743,287
645,646	Prysmian SpA (Capital Goods)	16,510,273

		93,803,186

Japan – 26.9%
64,100	AGC, Inc. (Capital Goods)	1,801,909
1,356,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	21,161,760
36,500	Autobacs Seven Co. Ltd. (Retailing)	425,271
293,600	Benesse Holdings, Inc. (Consumer Services)	7,657,111
421,700	Chubu Electric Power Co., Inc. (Utilities)	5,014,471
421,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,016,862
725,900	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	15,770,769
39,500	DCM Holdings Co. Ltd. (Retailing)	496,134
1,000,400	DeNA Co. Ltd. (Media & Entertainment)	11,285,373
266,900	Dentsu Group, Inc. (Media & Entertainment)	5,954,587
9,200	Dowa Holdings Co. Ltd. (Materials)	269,987
28,000	EDION Corp. (Retailing)	269,785
206,400	Fujitsu Ltd. (Software & Services)	27,635,962
23,500	Hikari Tsushin, Inc. (Retailing)	5,094,820
443,800	Hitachi Ltd. (Technology Hardware & Equipment)	13,293,606
729,600	Honda Motor Co. Ltd. (Automobiles & Components)	17,787,552
190,800	Ibiden Co. Ltd. (Technology Hardware & Equipment)	5,168,242
27,300	Izumi Co. Ltd. (Retailing)	1,052,553
1,883	Japan Retail Fund Investment Corp. (REIT)	2,264,109
24,100	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,095,254
38,500	Kamigumi Co. Ltd. (Transportation)	702,653
525,800	KDDI Corp. (Telecommunication Services)	16,719,096
492,300	Konami Holdings Corp. (Media & Entertainment)	15,044,208
398,400	K’s Holdings Corp. (Retailing)	5,114,626
962,100	LIXIL Group Corp. (Capital Goods)	12,841,966
328,200	M3, Inc. (Health Care Equipment & Services)	16,853,916
135,000	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	4,509,859

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,300,500	Mazda Motor Corp. (Automobiles & Components)	$ 7,502,281
72,700	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	5,708,729
826,100	Mitsubishi Electric Corp. (Capital Goods)	10,783,970
210,000	Mitsubishi Materials Corp. (Materials)	4,293,333
327,900	NEC Corp. (Software & Services)	18,370,785
469,700	Nikon Corp. (Consumer Durables & Apparel)	3,283,873
38,000	Nintendo Co. Ltd. (Media & Entertainment)	16,712,791
526,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	12,218,513
533,300	Nippon Yusen KK (Transportation)	6,939,281
89,400	Nitori Holdings Co. Ltd. (Retailing)	19,572,908
140,700	Nitto Denko Corp. (Materials)	7,974,941
2,200	NOK Corp. (Automobiles & Components)	23,965
599,600	Nomura Research Institute Ltd. (Software & Services)	15,825,495
86,900	NTT Data Corp. (Software & Services)	987,988
456,600	NTT DOCOMO, Inc. (Telecommunication Services)	12,570,708
32,000	Obayashi Corp. (Capital Goods)	285,709
8,200	Obic Co. Ltd. (Software & Services)	1,470,502
274,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,712,669
1,557,200	ORIX Corp. (Diversified Financials)	16,841,304
37,300	Osaka Gas Co. Ltd. (Utilities)	691,605
289,200	Pan Pacific International Holdings Corp. (Retailing)	6,554,723
907,400	Rakuten, Inc. (Retailing)	8,338,390
96,900	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,222,309
32,200	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	993,901
109,200	Sankyo Co. Ltd. (Consumer Durables & Apparel)	2,731,689
34,500	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,638,925
1,474,800	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	16,626,292
26,400	Seino Holdings Co. Ltd. (Transportation)	324,926
89,400	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	1,216,936

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
584,800	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	$ 17,672,382
60,400	Shimachu Co. Ltd. (Retailing)	1,643,626
157,100	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,346,032
15,000	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	645,784
842,300	Softbank Corp. (Telecommunication Services)	11,275,201
194,100	SoftBank Group Corp. (Telecommunication Services)	12,242,486
840,200	Subaru Corp. (Automobiles & Components)	15,869,188
124,800	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	9,017,511
402,000	Sumitomo Corp. (Capital Goods)	4,466,108
46,300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	578,251
922,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	10,305,626
125,500	Sumitomo Metal Mining Co. Ltd. (Materials)	3,772,475
317,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8,141,256
79,300	Sundrug Co. Ltd. (Food & Staples Retailing)	2,698,653
209,200	T&D Holdings, Inc. (Insurance)	1,722,027
719,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,086,715
193,200	Teijin Ltd. (Materials)	2,790,143
664,900	TIS, Inc. (Software & Services)	14,239,226
82,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	22,718,490
860,400	Toppan Printing Co. Ltd. (Commercial & Professional Services)	12,898,614
36,300	Toyo Seikan Group Holdings Ltd. (Materials)	397,611
10,400	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	632,271
266	United Urban Investment Corp. (REIT)	258,677
1,522,100	Yamada Denki Co. Ltd. (Retailing)	6,603,778
1,741,000	Z Holdings Corp. (Media & Entertainment)	9,258,180
7,200	Zenkoku Hosho Co. Ltd. (Diversified Financials)	251,643

		654,253,836

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.6%
21,013	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 13,753,563

Netherlands – 7.1%
122,484	ASM International NV (Semiconductors & Semiconductor Equipment)	18,736,171
110,789	ASML Holding NV (Semiconductors & Semiconductor Equipment)	39,389,661
161,260	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	7,210,212
46,686	Euronext NV (Diversified Financials)(a)	5,393,059
14,128	IMCD NV (Capital Goods)	1,460,942
800,840	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	23,064,877
146,489	Koninklijke DSM NV (Materials)	22,422,464
361,158	Koninklijke Philips NV (Health Care Equipment & Services)*	18,661,350
553,544	Signify NV (Capital Goods)*(a)	16,608,120
261,973	Wolters Kluwer NV (Commercial & Professional Services)	20,632,401

		173,579,257

New Zealand – 0.8%
269,842	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	3,760,201
160,818	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	3,852,301
172,954	Xero Ltd. (Software & Services)*	11,085,272

		18,697,774

Norway – 2.0%
901,147	DNB ASA (Banks)	13,841,030
706,624	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	4,096,632
1,639,623	Orkla ASA (Food, Beverage & Tobacco)	16,127,065
149,517	Salmar ASA (Food, Beverage & Tobacco)*	7,111,183
211,711	Yara International ASA (Materials)	8,930,793

		50,106,703

Singapore – 0.7%
540,200	DBS Group Holdings Ltd. (Banks)	7,803,544
1,785,100	Singapore Exchange Ltd. (Diversified Financials)	10,648,701

		18,452,245

South Africa – 0.9%
867,313	Anglo American plc (Materials)	20,995,985

Shares	Description	Value

Common Stocks – (continued)
Spain – 0.8%
638,711	ACS Actividades de Construccion y Servicios SA (Capital Goods)	$ 14,815,862
1,805,166	Banco Santander SA (Banks)	3,871,128

		18,686,990

Sweden – 4.1%
109,099	Betsson AB (Consumer Services)*	822,614
605,979	Boliden AB (Materials)	16,548,188
369,271	Electrolux ABSeries B (Consumer Durables & Apparel)	6,939,957
610,131	Essity AB Class B (Household & Personal Products)*	20,130,919
411,493	Getinge AB Class B (Health Care Equipment & Services)	9,939,448
71,903	Hexpol AB (Materials)*	478,413
106,312	Husqvarna AB Class B (Consumer Durables & Apparel)	1,017,405
33,235	Investor AB Class A (Diversified Financials)	1,958,255
360,227	Investor AB Class B (Diversified Financials)	21,373,938
116,137	Lundin Energy AB (Energy)	2,708,969
64,031	Nobia AB (Consumer Durables & Apparel)*	379,898
222,709	SKF AB Class B (Capital Goods)	4,122,975
174,814	Swedish Match AB (Food, Beverage & Tobacco)	13,469,205

		99,890,184

Switzerland – 11.4%
9,890	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,977,089
42,771	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	26,746,223
556,460	Nestle SA (Registered) (Food, Beverage & Tobacco)	66,175,203
591,632	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	48,731,121
180,832	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	62,632,350
152	SGS SA (Registered) (Commercial & Professional Services)	398,066
75,844	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	17,148,647
435,352	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	12,315,097

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
34,939	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 14,653,216
1,315	VAT Group AG (Capital Goods)*(a)	250,757
71,703	Zurich Insurance Group AG (Insurance)	26,515,983

		278,543,752

United Kingdom – 9.6%
153,887	3i Group plc (Diversified Financials)	1,771,314
73,814	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,117,345
4,786,086	Aviva plc (Insurance)	16,459,611
669,500	B&M European Value Retail SA (Retailing)	4,025,222
859,349	Barratt Developments plc (Consumer Durables & Apparel)	5,708,369
989,349	boohoo Group plc (Retailing)*	3,347,350
786,069	British American Tobacco plc (Food, Beverage & Tobacco)	25,978,264
3,185,928	BT Group plc (Telecommunication Services)	4,093,761
1,225,500	CK Hutchison Holdings Ltd. (Capital Goods)	8,002,271
511,525	ConvaTec Group plc (Health Care Equipment & Services)(a)	1,359,462
842,851	Diageo plc (Food, Beverage & Tobacco)	30,840,471
207,569	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	9,729,786
2,594,874	Direct Line Insurance Group plc (Insurance)	10,041,349
593,727	Experian plc (Commercial & Professional Services)	20,738,954
600,603	Fiat Chrysler Automobiles NV (Automobiles & Components)*	6,105,964
22,488	Games Workshop Group plc (Consumer Durables & Apparel)	2,581,154
55,345	Greggs plc (Consumer Services)	860,695
217,674	GVC Holdings plc (Consumer Services)	1,883,860
91,420	IG Group Holdings plc (Diversified Financials)	873,758
958,811	Imperial Brands plc (Food, Beverage & Tobacco)	15,974,563
41,879	Intertek Group plc (Commercial & Professional Services)	2,945,312
2,585,048	Lloyds Banking Group plc (Banks)	880,753
101,808	London Stock Exchange Group plc (Diversified Financials)	11,245,603
358,823	Moneysupermarket.com Group plc (Retailing)	1,374,662

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
33,715	Reckitt Benckiser Group plc (Household & Personal Products)	$ 3,380,591
983,114	RELX plc (Commercial & Professional Services)	20,696,691
561,475	Rentokil Initial plc (Commercial & Professional Services)	3,917,048
41,926	Tate & Lyle plc (Food, Beverage & Tobacco)	356,847
193,443	Unilever plc ADR (Household & Personal Products)(c)	11,699,433
140,745	Vodafone Group plc ADR (Telecommunication Services)	2,139,324

		233,129,787

United States – 0.1%
184,658	Carnival plc ADR (Consumer Services)(c)	2,075,556

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,209,754,975)		$2,417,157,714

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
13,632,119	0.130%	$ 13,632,119
(Cost $13,632,119)

TOTAL INVESTMENTS – 99.8% (Cost $2,223,387,094)		$2,430,789,833

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		4,985,430

NET ASSETS – 100.0%		$2,435,775,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 9.5%
62,868	AUB Group Ltd. (Insurance)	$ 585,705
18,510,232	Beach Energy Ltd. (Energy)	18,550,857
837,798	Breville Group Ltd. (Consumer Durables & Apparel)	15,451,601
2,109,616	BWP Trust (REIT)	5,783,325
682,843	carsales.com Ltd. (Media & Entertainment)	8,926,876
20,006	Cedar Woods Properties Ltd. (Real Estate)	72,768
539,669	Centuria Industrial REIT (REIT)	1,261,819
3,659,220	Charter Hall Group (REIT)	27,279,420
26,854	Data#3 Ltd. (Software & Services)	108,436
243,902	GDI Property Group (REIT)	186,333
5,420,902	Genworth Mortgage Insurance Australia Ltd. (Banks)	6,557,849
4,021,236	Gold Road Resources Ltd. (Materials)*	5,413,375
44,398	Harvey Norman Holdings Ltd. (Retailing)	117,372
7,876,415	IGO Ltd. (Materials)	25,925,516
405,200	Ingenia Communities Group (REIT)	1,369,893
399,239	Integrated Research Ltd. (Software & Services)	1,159,306
47,828	IOOF Holdings Ltd. (Diversified Financials)	155,216
3,871,733	IPH Ltd. (Commercial & Professional Services)	20,517,079
741,999	Kogan.com Ltd. (Retailing)(a)	8,827,243
78,224	Lifestyle Communities Ltd. (Real Estate)	482,827
1,585,129	Mineral Resources Ltd. (Materials)	29,188,348
544,873	OZ Minerals Ltd. (Materials)	5,288,469
1,459,135	Pendal Group Ltd. (Diversified Financials)	6,030,921
8,605,500	Perseus Mining Ltd. (Materials)*	9,796,289
993,470	Pro Medicus Ltd. (Health Care Equipment & Services)	16,980,038
4,871,239	Ramelius Resources Ltd. (Materials)	7,700,461
7,352,174	Regis Resources Ltd. (Materials)	29,958,585
340,961	Rural Funds Group (REIT)	497,426
771,956	Sandfire Resources Ltd. (Materials)	2,623,607
1,544,596	Select Harvests Ltd. (Food, Beverage & Tobacco)	6,595,383
4,209,748	Silver Lake Resources Ltd. (Materials)*	7,534,959
772,052	SmartGroup Corp. Ltd. (Commercial & Professional Services)	3,321,313
1,680,985	Webjet Ltd. (Retailing)(a)	3,356,755
1,981,851	Western Areas Ltd. (Materials)	3,399,653
4,198,873	Westgold Resources Ltd. (Materials)*	7,218,998

		288,224,021

Shares	Description	Value

Common Stocks – (continued)
Austria – 0.2%
11,704	AT&S Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	$ 221,365
125,898	IMMOFINANZ AG (Real Estate)*	2,076,652
28,061	Oesterreichische Post AG (Transportation)(a)	897,428
52,196	UNIQA Insurance Group AG (Insurance)	329,937
129,398	Wienerberger AG (Materials)*	2,967,703
29,414	Zumtobel Group AG (Capital Goods)	224,207

		6,717,292

Belgium – 1.4%
3,645	Aedifica SA (REIT)	420,007
65,654	Bekaert SA (Materials)	1,278,286
705,120	bpost SA (Transportation)	4,586,414
206,671	D’ieteren SA/NV (Retailing)	11,156,563
56,958	Gimv NV (Diversified Financials)	3,069,183
134,888	KBC Ancora (Diversified Financials)*	4,510,547
131,522	Orange Belgium SA (Telecommunication Services)	2,202,155
526,116	Warehouses De Pauw CVA (REIT)	16,931,778

		44,154,933

China – 0.4%
17,248,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	5,475,060
773,000	Kerry Logistics Network Ltd. (Transportation)	1,267,034
4,573,000	SITC International Holdings Co. Ltd. (Transportation)	4,587,473

		11,329,567

Denmark – 0.5%
30,900	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	1,766,633
162,955	Per Aarsleff Holding A/S (Capital Goods)	6,240,703
25,467	Royal Unibrew A/S (Food, Beverage & Tobacco)*	2,576,441
376,774	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	5,541,705

		16,125,482

Finland – 2.5%
1,643,127	Kesko OYJ Class B (Food & Staples Retailing)	34,840,888
117,243	Rovio Entertainment OYJ (Media & Entertainment)(a)(b)	785,279
363,765	Uponor OYJ (Capital Goods)	6,092,427
1,179,210	Valmet OYJ (Capital Goods)	33,037,131

		74,755,725

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – 2.4%
96,907	Adevinta ASA (Media & Entertainment)*	$ 1,551,225
60,519	Albioma SA (Utilities)	2,705,494
17,299	Alten SA (Software & Services)*	1,356,308
1,386,296	Coface SA (Insurance)*	10,994,638
588,800	Cromwell European REIT (REIT)	299,813
446,687	Derichebourg SA (Commercial & Professional Services)	1,291,529
48,195	Elis SA (Commercial & Professional Services)*	585,565
23,753	IPSOS (Media & Entertainment)	630,437
82,182	Kaufman & Broad SA (Consumer Durables & Apparel)	3,548,129
7,730	Mersen SA (Capital Goods)*	208,536
149,450	Nexans SA (Capital Goods)*	7,789,298
340,666	Quadient (Technology Hardware & Equipment)	5,036,603
2,517,594	Rexel SA (Capital Goods)*	29,880,456
53,466	Societe BIC SA (Commercial & Professional Services)	3,167,451
30,753	Sopra Steria Group (Software & Services)*	4,592,162

		73,637,644

Germany – 7.1%
172,659	ADVA Optical Networking SE (Technology Hardware & Equipment)*	1,439,086
904,014	alstria office REIT-AG (REIT)	13,513,369
334,235	Aurubis AG (Materials)	22,291,139
94,726	Bechtle AG (Software & Services)	18,435,811
9,814	CropEnergies AG (Energy)	105,546
221,317	Deutz AG (Capital Goods)*	1,108,899
326,564	Eckert & Ziegler Strahlen- und Medizintechnik AG (Health Care Equipment & Services)	17,348,891
45,707	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	1,120,270
16,376	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	433,269
275,854	Freenet AG (Telecommunication Services)	4,708,407
283,371	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	32,598,694
283,349	Hamburger Hafen und Logistik AG (Transportation)	4,893,757
370,952	HelloFresh SE (Retailing)*	20,196,426
24,164	Hornbach Baumarkt AG (Retailing)	888,082
778	Hornbach Holding AG & Co. KGaA (Retailing)	74,874
79,113	Jenoptik AG (Technology Hardware & Equipment)	1,982,550

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
365,842	Jungheinrich AG (Preference) (Capital Goods)(c)	$ 11,173,995
162,013	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	20,798,125
19,221	New Work SE (Media & Entertainment)	6,271,661
119,521	Siltronic AG (Semiconductors & Semiconductor Equipment)	10,903,886
277,567	Software AG (Software & Services)	12,947,618
2,779	Stabilus SA (Capital Goods)	139,880
2,140	STO SE & Co. KGaA (Preference) (Materials)(c)	244,771
526,261	Takkt AG (Retailing)	6,481,058
29,695	zooplus AG (Retailing)*	5,106,967

		215,207,031

Guernsey – 0.0%
161,491	UK Commercial Property REIT Ltd. (REIT)	144,959

Hong Kong – 0.8%
1,133,000	Hang Lung Group Ltd. (Real Estate)	2,741,861
460,000	Johnson Electric Holdings Ltd. (Automobiles & Components)	846,588
4,224,000	K Wah International Holdings Ltd. (Real Estate)	1,782,690
777,000	Luk Fook Holdings International Ltd. (Retailing)	1,666,733
8,066,800	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	9,162,049
6,822,000	Shun Tak Holdings Ltd. (Capital Goods)	2,457,759
653,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	252,128
4,410,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	4,116,028
4,341,000	Value Partners Group Ltd. (Diversified Financials)	2,187,262

		25,213,098

Ireland – 0.2%
598,478	C&C Group plc (Food, Beverage & Tobacco)	1,809,159
2,707,105	Greencore Group plc (Food, Beverage & Tobacco)	4,515,160

		6,324,319

Israel – 0.9%
2,054	Blue Square Real Estate Ltd. (Real Estate)	77,684
35,882	Mivne Real Estate KD Ltd. (Real Estate)*	70,212
1,669,586	Plus500 Ltd. (Diversified Financials)	25,879,955

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
16,858	Summit Real Estate Holdings Ltd. (Real Estate)	$ 147,430

		26,175,281

Italy – 3.2%
3,666,494	Anima Holding SpA (Diversified Financials)(b)	16,542,183
268,333	ASTM SpA (Transportation)*	5,704,309
1,639,218	Azimut Holding SpA (Diversified Financials)	31,229,340
680,852	Banca Generali SpA (Diversified Financials)	20,368,414
77,208	Biesse SpA (Capital Goods)*	1,108,220
217,055	Buzzi Unicem SpA (Materials)	4,938,377
347,531	Interpump Group SpA (Capital Goods)	11,427,791
59,001	Reply SpA (Software & Services)	5,428,775
109,464	Tinexta Spa (Commercial & Professional Services)*	1,864,517

		98,611,926

Japan – 32.1%
1,068	Activia Properties, Inc. (REIT)	3,514,643
177,000	ADEKA Corp. (Materials)	2,350,889
2,600	Aichi Steel Corp. (Materials)	62,382
4,700	Alpha Systems, Inc. (Software & Services)	176,489
701,300	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	8,840,647
15,300	Arata Corp. (Retailing)	725,678
230,100	Arcland Sakamoto Co. Ltd. (Retailing)	4,264,510
30,900	Arcs Co. Ltd. (Food & Staples Retailing)	716,938
30,000	Argo Graphics, Inc. (Software & Services)	915,465
40,700	Asahi Holdings, Inc. (Materials)	1,418,036
146,900	ASKUL Corp. (Retailing)	4,451,230
192,500	Autobacs Seven Co. Ltd. (Retailing)	2,242,865
6,400	Axial Retailing, Inc. (Food & Staples Retailing)	270,541
120,800	BayCurrent Consulting, Inc. (Commercial & Professional Services)	14,632,568
22,800	Belc Co. Ltd. (Food & Staples Retailing)	1,642,459
660,800	Bunka Shutter Co. Ltd. (Capital Goods)	4,344,142
80,700	Capcom Co. Ltd. (Media & Entertainment)	3,171,576
49,600	Cawachi Ltd. (Food & Staples Retailing)	1,491,014
199,800	Central Glass Co. Ltd. (Capital Goods)	3,614,642
14,300	Chiyoda Integre Co. Ltd. (Capital Goods)	229,571
5,300	Chudenko Corp. (Capital Goods)	110,245

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
142,100	cocokara fine, Inc. (Food & Staples Retailing)	$ 7,732,930
105,500	COLOPL, Inc. (Media & Entertainment)	920,167
326,300	Computer Engineering & Consulting Ltd. (Software & Services)	4,687,366
83,200	CONEXIO Corp. (Technology Hardware & Equipment)	1,010,193
31,800	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	1,141,614
39,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,307,205
69,600	Daiichikosho Co. Ltd. (Media & Entertainment)	1,875,691
735	Daiwa Office Investment Corp. (REIT)	3,853,348
2,084,700	DCM Holdings Co. Ltd. (Retailing)	26,184,580
169,300	Demae-Can Co. Ltd. (Retailing)	2,522,902
2,285,100	DeNA Co. Ltd. (Media & Entertainment)	25,777,896
311,700	Denka Co. Ltd. (Materials)	7,496,051
408,800	Dexerials Corp. (Technology Hardware & Equipment)	3,722,520
191,900	DIC Corp. (Materials)	4,619,924
1,100	Digital Arts, Inc. (Software & Services)	91,201
45,200	Doshisha Co. Ltd. (Retailing)	714,951
137,900	Dowa Holdings Co. Ltd. (Materials)	4,046,866
600,100	DTS Corp. (Software & Services)	11,483,306
12,200	Eagle Industry Co. Ltd. (Automobiles & Components)	72,483
38,500	Earth Corp. (Household & Personal Products)	2,644,112
198,300	Ebara Corp. (Capital Goods)	4,710,626
760,500	EDION Corp. (Retailing)	7,327,544
30,500	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	542,437
321,700	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,768,292
105,700	FAN Communications, Inc. (Media & Entertainment)	423,758
15,000	FCC Co. Ltd. (Automobiles & Components)	232,127
170,600	Financial Products Group Co. Ltd. (Diversified Financials)	766,416
17,900	FP Corp. (Materials)	1,448,688
105,300	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	3,071,506
108,600	Fujimi, Inc. (Materials)	3,793,943
3,006	Fukuoka REIT Corp. (REIT)	3,488,857
57,000	Fuyo General Lease Co. Ltd. (Diversified Financials)	3,226,554
653,100	Glory Ltd. (Capital Goods)	14,236,568

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
437,000	Goldcrest Co. Ltd. (Real Estate)	$ 5,405,379
81,600	Grace Technology, Inc. (Commercial & Professional Services)(a)	4,259,303
1,611,700	Gree, Inc. (Media & Entertainment)	6,643,963
120,800	GS Yuasa Corp. (Capital Goods)	1,878,427
266,300	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	5,992,368
55,400	Hamakyorex Co. Ltd. (Transportation)	1,651,083
1,753	Hankyu Hanshin REIT, Inc. (REIT)	1,887,502
11,700	Hanwa Co. Ltd. (Capital Goods)	207,904
13,659	Heiwa Real Estate REIT, Inc. (REIT)	14,154,771
133,100	Hitachi Transport System Ltd. (Transportation)	3,919,239
323,400	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	9,746,932
1,817,400	Hokuetsu Corp. (Materials)	6,085,324
1,878	Hoshino Resorts REIT, Inc. (REIT)	7,274,662
43,500	Hosiden Corp. (Technology Hardware & Equipment)	372,504
21,000	Ibiden Co. Ltd. (Technology Hardware & Equipment)	568,832
13,014	Ichigo Office REIT Investment Corp. (REIT)	8,491,627
26,000	Inaba Denki Sangyo Co. Ltd. (Capital Goods)	594,878
87,900	Inabata & Co. Ltd. (Capital Goods)	969,330
326,600	Ines Corp. (Software & Services)	4,373,442
12,400	Information Services International-Dentsu Ltd. (Software & Services)	651,171
24,500	Internet Initiative Japan, Inc. (Telecommunication Services)	869,736
5,006	Invesco Office J-Reit, Inc. (REIT)	590,600
30,601	Invincible Investment Corp. (REIT)	6,988,397
43,700	I-PEX, Inc. (Technology Hardware & Equipment)	779,503
7,100	IR Japan Holdings Ltd. (Commercial & Professional Services)	784,147
15,800	Ishihara Sangyo Kaisha Ltd. (Materials)	99,586
121,700	Izumi Co. Ltd. (Retailing)	4,692,150
34,400	Jafco Co. Ltd. (Diversified Financials)	1,215,463
415,100	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	5,254,162
719,400	Japan Lifeline Co. Ltd. (Health Care Equipment & Services)	8,917,439

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
33,200	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 505,453
2,600	J-Oil Mills, Inc. (Food, Beverage & Tobacco)	98,027
15,200	JSP Corp. (Materials)	197,261
85,900	Justsystems Corp. (Software & Services)	6,667,816
4,340,900	JVCKenwood Corp. (Consumer Durables & Apparel)	5,489,541
59,500	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	1,126,793
47,100	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,140,517
16,500	Kanamoto Co. Ltd. (Capital Goods)	333,440
1,590,300	Kandenko Co. Ltd. (Capital Goods)	12,464,812
157,500	Kaneka Corp. (Materials)	3,721,878
66,100	Kanematsu Electronics Ltd. (Software & Services)	2,537,196
8,899	Kenedix Retail REIT Corp. (REIT)	15,456,519
12,900	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	269,671
543,400	Kitz Corp. (Capital Goods)	3,435,231
141,100	KLab, Inc. (Media & Entertainment)*(a)	848,342
4,700	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	180,943
664,200	Kohnan Shoji Co. Ltd. (Retailing)	24,785,116
1,032,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	10,871,701
187,800	Komeri Co. Ltd. (Retailing)	5,911,221
1,433,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	3,797,416
76,200	Konoike Transport Co. Ltd. (Transportation)	732,707
39,900	Koshidaka Holdings Co. Ltd. (Consumer Services)	125,921
2,026,700	K’s Holdings Corp. (Retailing)	26,018,606
52,200	Kurabo Industries Ltd. (Consumer Durables & Apparel)	973,028
209,500	Kureha Corp. (Materials)	8,642,975
37,800	Kusuri no Aoki Holdings Co. Ltd. (Food & Staples Retailing)	3,518,521
178,600	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,256,163
346,400	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,292,775

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
448,000	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	$ 6,754,164
5,800	Mandom Corp. (Household & Personal Products)	84,068
3,600	Maruzen Showa Unyu Co. Ltd. (Transportation)	107,356
71,800	Matsui Securities Co. Ltd. (Diversified Financials)	587,798
379,300	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	12,671,032
109,000	Maxell Holdings Ltd. (Technology Hardware & Equipment)	936,593
320,900	MCJ Co. Ltd. (Technology Hardware & Equipment)	2,771,464
8,932	MCUBS MidCity Investment Corp. (REIT)	5,820,024
237,400	Megachips Corp. (Semiconductors & Semiconductor Equipment)	4,577,743
136,500	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	3,093,015
326,100	Meiko Network Japan Co. Ltd. (Consumer Services)	2,157,239
15,861	Mirai Corp. (REIT)	4,950,421
621,800	Mirait Holdings Corp. (Capital Goods)	8,566,313
7,300	Mitsubishi Logistics Corp. (Transportation)	197,162
87,800	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	946,493
54,200	Mitsubishi Research Institute, Inc. (Software & Services)	2,173,478
162,800	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	2,958,359
814	Mori Trust Sogo Reit, Inc. (REIT)	950,126
6,100	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	221,150
155,900	Nagase & Co. Ltd. (Capital Goods)	1,797,099
1,226,700	NEC Networks & System Integration Corp. (Software & Services)	26,059,931
297,300	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,375,498
200,600	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	2,993,349
365,400	Nihon Unisys Ltd. (Software & Services)	11,057,371
451,500	Nikkon Holdings Co. Ltd. (Transportation)	8,228,104
354,500	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	5,798,305
441,300	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	6,956,077
56,700	Nippon Gas Co. Ltd. (Utilities)	2,661,504

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
407,200	Nippon Kayaku Co. Ltd. (Materials)	$ 3,994,524
12,332,200	Nippon Light Metal Holdings Co. Ltd. (Materials)	20,319,941
1,878	NIPPON REIT Investment Corp. (REIT)	5,678,008
96,200	Nipro Corp. (Health Care Equipment & Services)	1,030,033
383,200	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	11,612,695
27,500	Nitta Corp. (Capital Goods)	582,843
59,000	Nitto Kogyo Corp. (Capital Goods)	959,814
102,300	Nojima Corp. (Retailing)	2,564,824
32,700	Noritake Co. Ltd. (Capital Goods)	983,330
114,100	NS Solutions Corp. (Software & Services)	3,004,719
520,100	NSD Co. Ltd. (Software & Services)	9,457,927
73,100	OBIC Business Consultants Co. Ltd. (Software & Services)	4,301,902
166,600	Oisix ra daichi, Inc. (Retailing)*	3,370,902
57,900	Okamura Corp. (Commercial & Professional Services)	376,516
216,217	Okinawa Electric Power Co., Inc. (The) (Utilities)	3,371,082
63,800	Okuwa Co. Ltd. (Food & Staples Retailing)	889,425
450	One REIT, Inc. (REIT)	1,028,749
24,600	Organo Corp. (Capital Goods)	1,242,115
125,800	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	5,363,240
38,300	Pasona Group, Inc. (Commercial & Professional Services)	450,237
14,865	Premier Investment Corp. (REIT)	16,709,184
252,300	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	6,740,287
17,400	Proto Corp. (Media & Entertainment)	171,732
50,400	Qol Holdings Co. Ltd. (Food & Staples Retailing)	491,741
26,500	Rakus Co. Ltd. (Software & Services)	611,860
79,900	Restar Holdings Corp. (Technology Hardware & Equipment)	1,420,839
45,900	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	959,298
1,989,500	Riso Kyoiku Co. Ltd. (Consumer Services)	5,695,618
272,700	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	8,417,290
34,300	Ryosan Co. Ltd. (Technology Hardware & Equipment)	652,123
774,400	SAMTY Co. Ltd. (Real Estate)(a)	8,416,206
12,400	Sangetsu Corp. (Consumer Durables & Apparel)	169,611

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
414,700	Sanki Engineering Co. Ltd. (Capital Goods)	$ 4,555,864
271,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	6,796,703
126,800	Sankyu, Inc. (Transportation)	4,371,953
234,600	Sato Holdings Corp. (Commercial & Professional Services)	4,871,822
502,800	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	23,885,546
61,000	SBS Holdings, Inc. (Transportation)	1,298,366
180,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,077,160
649,700	Seiko Holdings Corp. (Consumer Durables & Apparel)	8,893,447
1,215,200	Seino Holdings Co. Ltd. (Transportation)	14,956,420
773,800	Senko Group Holdings Co. Ltd. (Transportation)	5,786,122
40,400	Seria Co. Ltd. (Retailing)	1,616,439
40,400	Shibaura Machine Co. Ltd. (Capital Goods)	756,947
335,000	Shimachu Co. Ltd. (Retailing)	9,116,138
22,100	Shin-Etsu Polymer Co. Ltd. (Materials)	179,148
82,300	Shinmaywa Industries Ltd. (Capital Goods)	720,199
131,700	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	5,669,987
147,900	Sintokogio Ltd. (Capital Goods)	978,532
2,064,400	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	7,596,701
9,100	ST Corp. (Household & Personal Products)	176,656
157,000	St Marc Holdings Co. Ltd. (Consumer Services)	2,168,531
6,288	Star Asia Investment Corp. (REIT)(a)	2,518,332
10,400	Starts Corp., Inc. (Real Estate)	189,839
6,100	Stella Chemifa Corp. (Materials)	156,754
50,300	Strike Co. Ltd. (Diversified Financials)	2,208,814
114,900	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	8,302,180
5,100	Sumitomo Bakelite Co. Ltd. (Materials)	123,746
127,500	Sumitomo Osaka Cement Co. Ltd. (Materials)	4,288,991
7,100	Sumitomo Seika Chemicals Co. Ltd. (Materials)	225,338
533,100	Sumitomo Warehouse Co. Ltd. (The) (Transportation)	6,021,577
4,800	Taikisha Ltd. (Capital Goods)	134,912
27,700	Taiyo Holdings Co. Ltd. (Materials)	1,308,621

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,116,800	Takara Leben Co. Ltd. (Real Estate)	$ 6,695,045
81,100	Tamura Corp. (Technology Hardware & Equipment)	324,400
468,900	Tanseisha Co. Ltd. (Commercial & Professional Services)	2,605,360
49,800	T-Gaia Corp. (Retailing)	894,936
57,700	Toa Corp. (Capital Goods)	843,430
122,700	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	2,101,128
32,400	Tokuyama Corp. (Materials)	758,870
114,800	Tokyo Ohka Kogyo Co. Ltd. (Materials)	6,072,908
82,000	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,620,411
106,100	Tomy Co. Ltd. (Consumer Durables & Apparel)	796,073
985,500	Tosei Corp. (Real Estate)	7,629,121
112,600	Tosho Co. Ltd. (Consumer Services)	1,105,618
508,900	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,153,707
8,500	Toyo Ink SC Holdings Co. Ltd. (Materials)	153,242
611,800	Toyo Seikan Group Holdings Ltd. (Materials)	6,701,329
381,600	Toyo Tanso Co. Ltd. (Capital Goods)	5,755,162
219,100	Transcosmos, Inc. (Software & Services)	5,302,432
3,100	Tsubakimoto Chain Co. (Capital Goods)	72,761
21,800	Tsukishima Kikai Co. Ltd. (Capital Goods)	234,638
6,600	UACJ Corp. (Materials)	111,414
4,500	Uchida Yoko Co. Ltd. (Commercial & Professional Services)	272,427
26,000	UNITED, Inc. (Software & Services)	259,700
390,600	Universal Entertainment Corp. (Consumer Durables & Apparel)	6,876,644
485,800	Ushio, Inc. (Capital Goods)	5,712,584
207,900	Valor Holdings Co. Ltd. (Food & Staples Retailing)	4,514,177
12,000	Valqua Ltd. (Materials)	206,099
311,100	Wakita & Co. Ltd. (Capital Goods)	2,648,886
397,000	Yellow Hat Ltd. (Retailing)	5,210,792
268,200	Zenkoku Hosho Co. Ltd. (Diversified Financials)	9,373,716
263,000	Zenrin Co. Ltd. (Media & Entertainment)	2,581,254

		978,878,466

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Jersey – 0.0%
167,844	Sanne Group plc (Diversified Financials)	$ 1,383,984

Kazakhstan – 0.1%
223,425	KAZ Minerals plc (Materials)	1,557,803

Luxembourg – 0.1%
113,100	Aperam SA (Materials)	3,221,598
32,599	B&S Group Sarl (Retailing)(b)	205,401

		3,426,999

Malaysia – 0.0%
50,500	Wing Tai Holdings Ltd. (Real Estate)	62,901

Netherlands – 4.8%
23,999	Aalberts NV (Capital Goods)	857,057
254,545	ASM International NV (Semiconductors & Semiconductor Equipment)	38,937,320
621,564	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	27,791,196
15,062	Corbion NV (Materials)	578,155
276,883	Euronext NV (Diversified Financials)(b)	31,984,887
3,788	IMCD NV (Capital Goods)	391,708
21,289	NSI NV (REIT)	757,895
1,204,469	Signify NV (Capital Goods)*(b)	36,137,986
198,006	TKH Group NV CVA (Capital Goods)	7,809,024
229,875	TomTom NV (Consumer Durables & Apparel)*	1,840,669

		147,085,897

Norway – 3.9%
258,438	Atea ASA (Software & Services)*	3,000,759
837,003	Austevoll Seafood ASA (Food, Beverage & Tobacco)	7,074,718
14,653	Borregaard ASA (Materials)	195,461
4,676,389	Elkem ASA (Materials)(b)	8,961,201
63,989	Entra ASA (Real Estate)(b)	903,327
2,013,539	Europris ASA (Retailing)(b)	9,898,878
55,617	Fjordkraft Holding ASA (Utilities)(b)	494,801
413,334	Grieg Seafood ASA (Food, Beverage & Tobacco)	4,182,986
3,868,472	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	22,427,355
383,529	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	3,803,619
481,448	Salmar ASA (Food, Beverage & Tobacco)*	22,898,164
512,415	Scatec Solar ASA (Utilities)(b)	8,931,773
237,953	Selvaag Bolig ASA (Real Estate)	1,322,854
467,009	SpareBank 1 SMN (Banks)	4,023,660
336,636	TOMRA Systems ASA (Commercial & Professional Services)	13,860,278

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
403,613	Veidekke ASA (Capital Goods)*	$ 5,489,779

		117,469,613

Portugal – 0.0%
396,629	CTT-Correios de Portugal SA (Transportation)*	1,062,901
308,817	Sonae SGPS SA (Food & Staples Retailing)	215,889

		1,278,790

Singapore – 1.8%
169,000	AIMS APAC REIT (REIT)	148,647
578,300	ARA LOGOS Logistics Trust (REIT)	278,803
1,438,500	China Aviation Oil Singapore Corp. Ltd. (Energy)	1,007,763
4,005,200	ESR-REIT (REIT)	1,145,006
8,764,661	Frasers Logistics & Commercial Trust (REIT)	8,676,428
5,181,900	Keppel DC REIT (REIT)	11,262,120
5,887,500	Mapletree Industrial Trust (REIT)	14,076,113
1,761,400	Parkway Life REIT (REIT)	4,570,782
556,300	Sabana Shari’ah Compliant Industrial REIT (REIT)	154,160
3,646,500	Sheng Siong Group Ltd. (Food & Staples Retailing)	4,520,431
3,788,200	Singapore Post Ltd. (Transportation)	1,967,887
6,550,310	Yanlord Land Group Ltd. (Real Estate)	5,838,982

		53,647,122

Spain – 1.5%
1,487,566	Applus Services SA (Commercial & Professional Services)*	11,530,393
625,167	Cia de Distribucion Integral Logista Holdings SA (Transportation)	11,672,538
1,068,626	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,497,525
675,600	Global Dominion Access SA (Software & Services)*(b)	2,211,271
91,653	Merlin Properties Socimi SA (REIT)	758,291
2,787	Pharma Mar SA (Pharmaceuticals, Biotechnology & Life Sciences)	295,734
984,863	Solaria Energia y Medio Ambiente SA (Utilities)*	14,936,501
6,917	Viscofan SA (Food, Beverage & Tobacco)	507,206

		46,409,459

Sweden – 5.8%
128,160	AF Poyry AB (Commercial & Professional Services)*	3,289,841
1,711,546	Arjo AB Class B (Health Care Equipment & Services)	10,565,219

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
265,710	Axfood AB (Food & Staples Retailing)	$ 5,979,328
2,341,647	Betsson AB (Consumer Services)*	17,656,183
36,372	Bilia AB Class A (Retailing)	351,936
613,089	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)*	11,123,205
42,628	Bravida Holding AB (Commercial & Professional Services)*(b)	467,347
273,798	Bure Equity AB (Diversified Financials)	7,511,356
232,489	Clas Ohlson AB Class B (Retailing)	2,616,551
1,188,038	Cloetta AB Class B (Food, Beverage & Tobacco)*	3,284,739
548,013	Dios Fastigheter AB (Real Estate)	3,704,267
463,218	Dustin Group AB (Retailing)(b)	2,813,956
1,652,657	Getinge AB Class B (Health Care Equipment & Services)	39,919,265
2,865,464	Hexpol AB (Materials)*	19,065,626
60,429	Holmen AB Class B (Materials)*	2,082,639
870,869	Inwido AB (Capital Goods)*	8,159,780
143,402	LeoVegas AB (Consumer Services)(b)	666,758
738,768	Lindab International AB (Capital Goods)	11,545,811
47,859	Loomis AB (Commercial & Professional Services)*	1,143,562
163,833	NCC AB Class B (Capital Goods)	2,845,365
556,477	Nobia AB (Consumer Durables & Apparel)*	3,301,593
211,248	Nobina AB (Transportation)*(b)	1,330,580
95,391	Nolato AB Class B (Capital Goods)*	7,930,615
192,849	Paradox Interactive AB (Media & Entertainment)	4,834,537
184,656	Wihlborgs Fastigheter AB (Real Estate)	3,111,836

		175,301,895

Switzerland – 5.7%
63,318	Allreal Holding AG (Registered) (Real Estate)	12,597,466
81,766	ALSO Holding AG (Registered) (Technology Hardware & Equipment)*	21,572,131
27,728	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	8,346,686
493	Belimo Holding AG (Registered) (Capital Goods)	3,916,474
15,009	Bucher Industries AG (Registered) (Capital Goods)(a)	4,943,510
517	Conzzeta AG (Registered) (Capital Goods)	479,504

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
152,686	Galenica AG (Health Care Equipment & Services)(b)	$ 11,304,553
1,934	Gurit Holding AG (Materials)	3,450,998
236,715	Huber + Suhner AG (Registered) (Capital Goods)	18,428,083
14,303	Implenia AG (Registered) (Capital Goods)	629,120
2,540	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	2,092,210
4,900	Interroll Holding AG (Registered) (Capital Goods)	11,589,183
610,348	IWG plc (Real Estate)	1,834,881
772	Schweiter Technologies AG (Capital Goods)	957,314
38,804	Swissquote Group Holding SA (Registered) (Diversified Financials)	3,630,059
92,947	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	38,981,438
153,209	VAT Group AG (Capital Goods)*(b)	29,215,329

		173,968,939

Ukraine – 0.1%
982,705	Ferrexpo plc (Materials)	2,273,935

United Kingdom – 13.9%
158,040	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	2,658,336
2,480,300	Assura plc (REIT)	2,557,302
2,023,558	B&M European Value Retail SA (Retailing)	12,166,198
616,630	Bellway plc (Consumer Durables & Apparel)	20,419,731
29,217	Big Yellow Group plc (REIT)	389,550
1,100,402	Bodycote plc (Capital Goods)	8,028,816
4,577,976	boohoo Group plc (Retailing)*	15,489,063
82,779	Close Brothers Group plc (Banks)	1,186,205
445,413	Computacenter plc (Software & Services)	11,505,408
1,711,791	ConvaTec Group plc (Health Care Equipment & Services)(b)	4,549,365
104,367	Derwent London plc (REIT)	3,926,555
747,543	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	35,041,038
379,937	Diploma plc (Capital Goods)	8,995,835
253,283	Drax Group plc (Utilities)	921,755
413,035	Dunelm Group plc (Retailing)	6,627,469
147,451	Games Workshop Group plc (Consumer Durables & Apparel)	16,924,302
11,489	GB Group plc (Software & Services)*	99,586
396,927	GCP Student Living plc (REIT)	645,435
961,103	Greggs plc (Consumer Services)	14,946,543

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
424,603	Hays plc (Commercial & Professional Services)	$ 604,587
1,445,137	HomeServe plc (Commercial & Professional Services)	25,018,089
533,753	Howden Joinery Group plc (Capital Goods)	3,406,123
452,374	Ibstock plc (Materials)(b)	936,351
3,258,459	IG Group Holdings plc (Diversified Financials)	31,143,122
260,943	IMI plc (Capital Goods)	3,545,412
1,224,503	Inchcape plc (Retailing)	6,859,759
413,231	ITM Power plc (Capital Goods)*(a)	1,295,748
1,442	Judges Scientific plc (Capital Goods)	96,266
2,113,530	Jupiter Fund Management plc (Diversified Financials)	6,251,168
13,567	Kainos Group plc (Software & Services)	195,119
14,249,939	Man Group plc (Diversified Financials)	22,989,752
995,891	Marshalls plc (Materials)	7,722,310
1,964,992	Meggitt plc (Capital Goods)	6,865,527
2,183,893	Micro Focus International plc (Software & Services)	7,862,186
6,371,204	Moneysupermarket.com Group plc (Retailing)	24,408,278
100,952	Morgan Sindall Group plc (Capital Goods)	1,372,359
149,925	NCC Group plc (Software & Services)	337,318
631,193	Ninety One plc (Diversified Financials)*	1,777,015
60,557	OneSavings Bank plc (Banks)	187,212
746,753	Pagegroup plc (Commercial & Professional Services)	3,419,053
1,429,163	Paragon Banking Group plc (Banks)	5,858,908
100,645	Pennon Group plc (Utilities)	1,390,713
1,034,129	Phoenix Group Holdings plc (Insurance)	8,880,381
115,865	Picton Property Income Ltd. (The) (REIT)	103,194
33,079	PZ Cussons plc (Household & Personal Products)	82,144
189,590	Rightmove plc (Media & Entertainment)	1,368,242
498,290	Rotork plc (Capital Goods)	1,807,161
527,854	RWS Holdings plc (Commercial & Professional Services)	4,135,131
1,464,751	Safestore Holdings plc (REIT)	14,724,041
85,984	Softcat plc (Software & Services)	1,417,530
239,244	Spectris plc (Technology Hardware & Equipment)	8,031,142
2,871,226	Spirent Communications plc (Technology Hardware & Equipment)	10,512,357
34,031	St Modwen Properties plc (Real Estate)	137,406
2,733,593	Tate & Lyle plc (Food, Beverage & Tobacco)	23,266,605

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
116,595	Trainline plc (Retailing)*(b)	$ 627,110
726,063	Tritax Big Box REIT plc (REIT)	1,435,851
933,083	UNITE Group plc (The) (REIT)	11,452,052
577,863	Vistry Group plc (Consumer Durables & Apparel)	4,645,992
143,471	Watkin Jones plc (Real Estate)	259,545
21,280	Workspace Group plc (REIT)	171,500

		423,678,251

United States – 0.1%
236,515	Burford Capital Ltd. (Diversified Financials)	1,658,905
35,465	Carnival plc ADR (Consumer Services)(a)	398,627

		2,057,532

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,805,306,254)		$3,015,102,864

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
11,978,095	0.130%	$ 11,978,095
(Cost $11,978,095)

TOTAL INVESTMENTS – 99.4% (Cost $2,817,284,349)		$3,027,080,959

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		18,010,382

NET ASSETS – 100.0%		$3,045,091,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$57,710,132	$—
Asia	508,821,742	945,014,534	6,325,585
Europe	—	22,607,620	—
North America	15,302,256	—	—
South America	91,453,521	7,789,709	—
Investment Company	4,614,487	—	—
Securities Lending Reinvestment Vehicle	19,225,200	—	—

Total	$639,417,206	$1,033,121,995	$6,325,585

Derivative Type

Assets(b)
Futures Contracts	$1,934,632	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$20,995,985	$—
Asia	—	740,938,065	—
Australia and Oceania	28,372,918	227,753,436	—
Europe	52,003,865	1,345,017,889	—
North America	2,075,556	—	—
Securities Lending Reinvestment Vehicle	13,632,119	—	—

Total	$96,084,458	$2,334,705,375	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$1,096,864,238	$—
Australia and Oceania	585,705	287,638,316	—
Europe	113,738,361	1,514,218,712	—
North America	398,627	1,658,905	—
Securities Lending Reinvestment Vehicle	11,978,095	—	—

Total	$126,700,788	$2,900,380,171	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.